RELATED PARTIES BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2013
RELATED PARTIES BALANCES AND TRANSACTIONS [Abstract]
Schedule of Related Party Balances and Transactions
A.	Balances

	The nature of the relationships involved	As of December 31,
		2013	2012
Trade accounts receivable	Trade accounts receivable	$--	$148
Long-term investment	Equity investment in a limited partnership	$60	$204
Trade accounts payable	Trade accounts payable	$90	$125

B.	Transactions

	Description of the transactions	Year Ended December 31,
		2013	2012	2011
Sales	Sales to a limited partnership	$59	$431	$268
Cost of revenues	Purchase of services and goods from related parties of TIC	$3,379	$2,853	$2,658
Financing expenses	Interest on Debentures Series B held by TIC	$--	$--	$180
General and Administrative expenses	Mainly directors fees and reimbursement to directors	$311	$238	$165
Other expense (income), net	Equity loss (profit) in a limited partnership	$144	$(184)	$214